Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Summary of future aggregate minimum lease payments
Year Ended December 31,:	Amount
2014	$353,730
2015	200,295
2016	124,188
2017	124,188
2018	113,839
Total	$916,240